RESTRICTED CASH (Details) (USD $)	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
RESTRICTED CASH
Restricted cash	$ 35,441,000	$ 2,510,000
Contribution to qualified environmental trust ("QET")	$ 32,000,000